L O R D  A B B E T T                                                 [LOGO]


Lord Abbett
Developing Growth
Fund

2001
A N N U A L
REPORT

For the Period Ended
July 31, 2001

A SPECIAL MESSAGE TO OUR INVESTORS

This report reflects the financial performance of Lord Abbett Developing Growth Fund for the fiscal year ended July 31, 2001. Since then, our nation's citizens, our economy and our markets have borne the impact of terrorist attacks on American soil. In light of these events, we felt it important to share our most recent thoughts with you on the state of our capital markets and the outlook for the U.S. economy.

America's financial markets have survived the attacks, as exchanges reopened and processed record volume. This dramatic reopening is a testament to the resilience of those that work in the financial community and the markets they serve. Understandably though, as we grapple with the horrible aftershocks of recent events, opinions will continue to run rampant over the future of the economy, and the very lifestyles we hold dear.

Lord Abbett believes that the long-term fundamentals the United States economy offers are sound and we will remain focused on the investment disciplines that have guided our firm for over 70 years. Some recent developments that merit attention now are:

     1. The Federal Reserve Board once again lowered interest rates and injected a sizeable amount of money into the system. The Federal Open Market Committee stated, "The long-term prospects for productivity growth and the economy remain favorable and should become evident once the unusual forces restraining demand abate." We agree with this opinion.

     2. History has shown that the market typically trends downward after a major threat, but recovers soon after. Similar market scenarios were experienced during Pearl Harbor, the Cuban Missile Crisis, the Gulf War and the bombing of the World Trade Center in 1993. As reported in The Wall Street Journal, the markets were up an average of 6.6% in the six months following these events.

     3. America is a leader of innovation in the world economy. This disaster does not change that fact. Any extreme downdraft in the equity market may increase the likelihood of a shorter time frame to recovery, and going forward, may create more opportunity for patient investors. With the S&P 500 and Nasdaq down -34.4% and -70.8% respectively -- off their all-time highs -- the market seems to be anticipating a permanently impaired U.S. economy. We believe this is an overreaction and a downward shift of this magnitude is overdone. Moreover:

     o    The unemployment rate remains historically low.

     o Lower interest rates will eventually spur the economy and make equity investments increasingly attractive.

     o The U.S. dollar has depreciated off its high, which should help U.S. exporters compete better in global markets.

In this emotionally charged environment, our course remains simple -- we will stay steadfast to research-focused disciplines that identify undervalued companies with strong business prospects.

Lord Abbett has always believed in using research to ferret out investments. While this terrorist attack changed our lives forever, it will not change the way we invest; our approach remains undaunted.

A long-term focus on value, fundamentals and earnings prospects has been proven again and again.

This time will be no different.

                                     [LOGO]

                           Lord Abbett Distributor LLC
                        800-821-5129 o www.LordAbbett.com

"Holdings in companies involved in healthcare proved to be the portfolio's most profitable area."

Standardized Average Annual Total Returns

Standardized returns for the period ended 6/30/01 reflect performance of Class A shares at the maximum sales charge of 5.75%, with all distributions reinvested.

One year, -16.84%; Five years, 8.71%; Ten years, 14.28%


[PHOTO OMITTED]


Investment Team Members clockwise from top left:

Samuel S. Nordberg, F. Thomas O'Halloran, John J. DiChiaro, Deepak Khanna, Robert S. Stoklosa, Frederic D. Ohr, Stephen J. McGruder and Lesley-Jane Dixon.

DEAR SHAREHOLDERS: We are pleased to provide you with this annual overview of Lord Abbett Developing Growth Fund's strategies and performance for the period ended July 31, 2001.* On this and the following page, the senior members of the Fund's investment team discuss the factors that influenced our performance results.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Sincerely,


/s/ Robert S. Dow

Robert S. Dow

--------------------------------------------------------------------------------

In this letter:

     o    Persistent volatility plagues the market

     o    Healthcare and energy stocks outperform

     o    Small-cap investors have reason to be optimistic


Q: How did the Fund perform over the six months ended July 31, 2001?

A: Although performance was negative during the period, the Fund's return of -13.7%(1) outperformed the Russell 2000(R) Growth Index(2) return of -15.4%.

Q: Please describe the overall market conditions of the reporting period.

A: In spite of the accommodative monetary stimulus initiated by the Federal Reserve Board (the "Fed"), the small-cap growth sector remained quite volatile during the period. Investors continued to struggle with an ongoing string of earnings disappointments and the overall cooling of the U.S. economy. While the Fed has acted aggressively, its actions are limited because too much monetary stimulus could jeopardize its mandate to promote price stability. Additionally, the effects of monetary stimulus typically take at least six months to improve the economy. In the interim, the unemployment rate crept higher as many companies were forced to lay off workers in response to cyclical earnings disappointments. While most of the headline- grabbing announcements of negative earnings reports or warnings came from large-cap companies, the trickle-down effect negatively impacted many small-cap growth companies as well.


*The Fund changed its fiscal year-end from January 31 to July 31.

--------------------------------------------------------------------------------


Q: What factors most significantly impacted performance?

A: Many market sectors across the Russell 2000(R) Growth Index experienced poor performance during the period, with the stocks of technology companies seeing the most significant declines. Companies involved in computer hardware declined the most in value, primarily due to lower reported earnings, a sharp slowdown in business conditions and downward revisions to future earnings. Because of our ongoing concerns over technology valuations, the portfolio remained underweight in the technology sector relative to the Index, which helped performance. Holdings in companies involved in healthcare proved to be the portfolio's most profitable area. Although we were underweighted in the sector versus the Index, our strong stock selection, particularly in healthcare services companies, generated healthy gains that aided performance. As one of the more defensive, non-cyclical areas of the portfolio, healthcare holdings have proved to be reliable standbys during this period of economic uncertainty. On another front, select energy holdings in the portfolio have provided substantial gains over the past 12 months.

Performance in the consumer discretionary sector held back the portfolio somewhat during the fiscal year. The retail sector once again provided mixed results during the period, generating some of the largest gains and deepest losses. Rising costs, slowing consumer demand and seasonal weakness stifled key retail apparel holdings. Exceptions came from some of the portfolio's consumer electronics holdings, which managed to perform well. However, many of the portfolio's holdings in companies involved in the producer durables sector (e.g., equipment and machinery) declined in value due to lower reported earnings as a result of widespread corporate spending cutbacks.

Q: What is your outlook for the asset class over the coming months?

A: We believe that, in the near term, downward earnings revisions and negative sentiment will continue to weigh on the markets. However, we believe small-cap investors have cause for optimism based on several factors: First, a lower interest-rate environment can make it easier for small companies to finance growth, which in turn can boost their ability to grow profits. Second, while the U.S. economy may not yet have responded to monetary stimuli and expectations for strong GDP growth have been reduced, development of new products, needed services and sectors with special characteristics remains positive. Finally, as inventories are reduced and liquidity improves, opportunities for small-cap growth companies that have relatively attractive valuations and solid business models should become apparent.

Q: How are you positioning the Fund based on that outlook?

A: Going forward, we anticipate building incremental positions in select companies in the energy, home building and education services sectors. We believe there is a sustained demand for energy and the infrastructure of the energy industry, and we will look for unique long-term growth opportunities within those industries. Our research indicates that the home building industry continues to enjoy a period of secular growth due to an overall shortage in housing across the country. However, we believe the excessive housing prices in the coastal areas are unsustainable and that the markets in the center of the U.S. offer better value. Additionally, with the affordability of mortgages and the prospect of further Fed rate cuts, we see this as a promising area from an interest rate standpoint. What's more, education spending has become a key topic for President Bush. We believe his accommodative platform may portend a period of strong growth and ample demand for education services companies.

IMPORTANT INFORMATION

Common stocks purchased by the Fund are subject to market fluctuations, providing the potential for gain and the risk of loss. Lord Abbett Developing Growth changed its fiscal year end from January 31 to July 31. Performance results quoted herein reflect past performance, current sales charge (where applicable) and appropriate Rule 12b-1 Plan expenses. Past performance is no indication of future results. Tax consequences are not reflected. The Fund issues additional shares with distinct pricing options. For a full disclosure of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 for the Fund's current prospectus. If used as sales material after September 30, 2001, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative Fund performance does not account for the deduction of sales charges, and would be different if sales charges were included.

For further updated performance information, please call Lord Abbett at 800-821-5129 or refer to Lord Abbett's website at www.LordAbbett.com.

(1) Total return reflects the percentage change in net asset value of Class A shares and includes the reinvestment of all distributions.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index does not reflect fees or expenses and is not available for direct investment.

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000(R) Growth Index, assuming reinvestment of all dividends and distributions.
------------------------------------------------------------------------------

              The Fund             The Fund
              (Class A shares)     (Class A shares)              Russel 2000
              at Net Asset Value   at maximum offering price(1)  Growth Index(2)
7/31/91       $10,000              $10,000                       $10,000
7/31/92       $10,063              $ 9,481                       $11,451
7/31/93       $11,504              $10,839                       $14,136
7/31/94       $11,966              $11,274                       $14,788
7/31/95       $18,968              $17,871                       $18,482
7/31/96       $21,072              $19,853                       $19,758
7/31/97       $29,709              $27,991                       $26,356
7/31/98       $32,080              $30,224                       $26,966
7/31/99       $38,512              $36,284                       $28,964
7/31/00       $41,662              $39,252                       $32,952
7/31/01       $35,422              $33,374                       $32,389

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                               [GRAPHIC OMITTED]
-------------------------------------------------------------------------------

Average Annual Total Returns at Maximum Applicable Sales Charge for the Period Ending July 31, 2001

                      1 year         5 years       10 years    Life of Fund
--------------------------------------------------------------------------------
    Class A(3)       -19.87%           9.63%         12.81%               -
--------------------------------------------------------------------------------
    Class B(4)       -19.74%               -              -           9.78%
--------------------------------------------------------------------------------
    Class C(5)       -16.40%               -              -          10.07%
--------------------------------------------------------------------------------
    Class P(6)       -15.06%               -              -           2.84%
--------------------------------------------------------------------------------
    Class Y(7)       -14.73%               -              -           3.86%

(1)  Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance for the unmanaged Russell 2000(R) Growth Index does not reflect transaction costs, management fees or sales charges.
(3) Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2001 using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 5% (for 1 year) and 2% (for the life of the class).
(5) Class C shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 1% (for 1 year) and 0% (for life of the class).
(6) Class P shares commenced operations on January 5, 1998. Performance is at net asset value.
(7) Class Y shares commenced operations on December 30, 1997. Performance is at net asset value.

                              SCHEDULE OF INVESTMENTS
                                  July 31, 2001

                          Investments                          Shares                Value
==========================================================================================
Common Stocks 96.90%
==========================================================================================
Aerospace 0.32%           Orbital Sciences Corp.*#         1,944,050         $   6,026,555
-------------------------------------------------------------------------------------------
Air Transportation        EGL, Inc.*                         278,000             3,861,420
2.25%                     Frontier Airlines, Inc.*           898,650            13,569,615
                          Skywest, Inc.                      753,900            25,285,806
                                                                               ===========
                          Total                                                 42,716,841
-------------------------------------------------------------------------------------------
Biotechnology             Albany Molecular
Research &                Research, Inc.*                    469,700            14,602,973
Production 3.97%          Bio-Technology
                          General Corp.*                     633,200             6,230,688
                          Celgene Corp.*+                    515,500            13,495,790
                          Cell Therapeutics, Inc.*+          243,250             7,433,720
                          Charles River Laboratories
                          Intl., Inc.*                       188,400             5,708,520
                          Collateral Therapeutics, Inc.*+    130,000               819,000
                          Corixa Corp.*+                     643,600             7,452,888
                          COR Therapeutics, Inc.*+           175,000             4,646,250
                          ICOS Corp.*                         58,100             3,564,435
                          Invitrogen Corp.*+                  86,000             5,506,580
                          Maxim Pharmaceuticals,
                          Inc.*+                             210,000             1,184,400
                          Seattle Genetics, Inc.*            275,700             1,792,050
                          Serologicals Corp.*+               134,800             2,983,124
                                                                               ===========
                          Total                                                 75,420,418
-------------------------------------------------------------------------------------------
Building:
Miscellaneous 0.32%       SLI, Inc.                        1,090,650             6,162,173
-------------------------------------------------------------------------------------------
Chemicals 1.18%           Cabot Microelectronics
                          Corp.*+                             53,000             3,723,250
                          OM Group, Inc.                     319,220            18,674,370
                                                                               ===========
                          Total                                                 22,397,620
-------------------------------------------------------------------------------------------
Commercial
Information
Services 0.01%            eMerge Interactive, Inc.*          231,100               154,837
-------------------------------------------------------------------------------------------
Communications            Alloy Online, Inc.*+               375,000             6,465,000
Technology 0.79%          Comtech Telecommunica-
                          tions Corp.*+#                     493,700             7,183,335
                          Critical Path, Inc.*               204,000                81,600
                          Lexent, Inc.*                      213,000             1,090,560
                          U.S. Wireless Corp.*+(b)           186,000               171,120
                                                                               ===========
                          Total                                                 14,991,615
-------------------------------------------------------------------------------------------
Computer Services         Acxiom Corp.*+                   1,005,400            11,753,124
Software & Systems        American Management
5.21%                     Systems, Inc.*                     289,770             5,392,620
                          Aware, Inc.*                       205,200             1,682,640
                          BSQUARE Corp.*                     337,200             1,686,000
                          CGI Group, Inc.*(a)                 98,351               560,601
                          Documentum, Inc.*                  708,400            10,590,580
                          eCollege.com, Inc.*                573,100             2,292,400
                          eLoyalty Corp.*                     96,170                43,277
                          Exchange Applications, Inc.*       420,000               273,000
                          EXE Technologies, Inc.*+           451,200             1,890,528
                          Forrester Research, Inc.*          385,500             7,690,725
                          Manhattan Associates, Inc.*        110,750             3,469,798
                          MetaSolv, Inc.*                    110,000               839,300
                          National Instruments Corp.*         82,700             2,949,082
                          Numerical Technologies, Inc.*+     405,500            10,786,300
                          ONYX Software Corp.*               613,848             3,069,240
                          Open Text Corp.*(a)                200,000         $   4,980,000
                          Primus Knowledge
                          Solutions, Inc.*                   165,500               610,695
                          RealNetworks, Inc.*                351,300             2,466,126
                          Riverdeep Group plc ADR*+(a)       229,000             6,029,570
                          Saba Software, Inc.*+              550,000             7,067,500
                          Verity, Inc.*                      215,500             3,784,180
                          Virage, Inc.*                      200,000               612,000
                          WatchGuard
                          Technologies, Inc.*                642,680             6,876,676
                          Wind River Systems, Inc.*          115,900             1,659,688
                                                                               ===========
                          Total                                                 99,055,650
-------------------------------------------------------------------------------------------
Computer Technology       Advanced Digital
4.40%                     Information Corp.*               1,793,400            20,355,090
                          Analogic Corp.                     332,915            13,353,221
                          Cray, Inc.*                      2,000,000             4,860,000
                          InFocus Corp.*+                    326,480             5,373,861
                          Intergraph Corp.*                  475,000             5,225,000
                          Lantronix, Inc.*                   459,700             3,902,853
                          Phoenix Technologies Ltd.*         503,400             7,067,736
                          RadiSys Corp.*+#                   932,620            18,969,491
                          Rsa Security, Inc.*                180,300             4,415,547
                                                                               ===========
                          Total                                                 83,522,799
-------------------------------------------------------------------------------------------
Consumer Electronics      Activision, Inc.*                  220,850             7,491,232
0.83%                     THQ, Inc.*                         115,000             5,709,750
                          Universal Electronics, Inc.*       180,100             2,622,256
                                                                               ===========
                          Total                                                 15,823,238
-------------------------------------------------------------------------------------------
Consumer Products
0.89%                     Matthews Intl. Corp.               389,500            16,954,935
-------------------------------------------------------------------------------------------
Diversified
Manufacturing 0.90%       Armor Holdings, Inc.*#           1,158,500            17,145,800
-------------------------------------------------------------------------------------------
Drug & Grocery
Store Chains 0.87%        Whole Foods Market, Inc.*+         486,300            16,509,885
-------------------------------------------------------------------------------------------
Drugs &                   Alpharma, Inc.+                    421,700            11,896,157
Pharmaceuticals           Barr Laboratories, Inc.*+          281,600            24,183,808
6.88%                     Endo Pharmaceuticals
Holdings, Inc.*           225,000                          2,250,000
                          ILEX Oncology, Inc.*               388,800             9,234,000
                          Kos Pharmaceuticals, Inc.*+        145,780             5,539,640
                          K-V Pharmaceutical Co.*            273,300             7,431,027
                          Medicis Pharmaceutical
                          Corp.*                             277,100            13,356,220
                          Noven Pharmaceuticals,
                          Inc.*                              311,730            11,689,875
                          Scios, Inc.*+                      347,800             7,853,324
                          SICOR, Inc.*                     1,084,550            27,005,295
                          SuperGen, Inc.*                    500,000             6,075,000
                          The Medicines Co.*+                263,100             4,228,017
                                                                               ===========
                          Total                                                130,742,363
-------------------------------------------------------------------------------------------
Education Services        Career Education Corp.*+            99,200             6,051,200
1.62%                     Corinthian Colleges, Inc.*         109,500             5,081,895
                          Edison Schools, Inc.*+             137,000             2,500,250
                          Educational Development
                          Corp.                              120,000               510,000
                          ITT Educational
                          Services, Inc.*+                   222,000             8,902,200
                          SmartForce plc ADR*+               200,000             7,744,000
                                                                               ===========
                          Total                                                 30,789,545
-------------------------------------------------------------------------------------------


4               See Notes to Financial Statements.




                        Schedule of Investments (continued)
                        July 31, 2001

                          Investments                          Shares                Value
==========================================================================================
Electrical & Electronics
0.25%                     LeCroy Corp.*                      202,600         $   4,710,450
-------------------------------------------------------------------------------------------
Electrical Equipment      Cable Design
& Components              TechnologiesCorp.*                 799,600            12,033,980
1.41%                     CTS Corp.                          201,300             4,438,665
                          Technitrol, Inc.                   413,100            10,253,142
                                                                               ===========
                          Total                                                 26,725,787
-------------------------------------------------------------------------------------------
Electronics 0.44%         Drexler Technology Corp.*           32,700               366,253
                          EMS Technologies, Inc.*            225,000             3,318,750
                          Interlink Electronics, Inc.*       185,900             1,000,142
                          Read-Rite Corp.*                   800,000             3,712,000
                                                                               ===========
                          Total                                                  8,397,145
-------------------------------------------------------------------------------------------
Electronics:              Axt, Inc.*                         291,940             6,270,871
Semiconductors/           Fairchild Semiconductor
Components 3.32%          Corp.*                             553,500            13,200,975
                          Genesis Microchip, Inc.*+(a)       380,000            12,597,000
                          Multilink Technology Corp.*+       207,200             3,377,360
                          Oak Technology, Inc.*              671,000             6,032,290
                          Silicon Storage
                          Technology, Inc.*                  465,000             4,371,000
                          TriQuint
                          Semiconductor, Inc.*               758,771            17,186,163
                                                                               ===========
                          Total                                                 63,035,659
-------------------------------------------------------------------------------------------
Electronics:
Technology 1.68%          Coherent, Inc.*                    861,100            31,843,478
-------------------------------------------------------------------------------------------
Financial Data            CheckFree Corp.*+                  240,200             7,244,432
Processing Services       CompuCredit Corp.*+                716,076             7,984,247
& Systems 1.55%           CyberSource Corp.*+                300,800               270,720
                          National Data Corp.                341,400            11,727,090
                          NextCard, Inc.*                    272,300             2,208,353
                                                                               ===========
                          Total                                                 29,434,842
-------------------------------------------------------------------------------------------
Financial Information
Services 0.94%            S1 Corp.*                        1,321,440            17,958,370
-------------------------------------------------------------------------------------------
Financial:                BARRA, Inc.*                        68,100             3,398,190
Miscellaneous 2.14%       Federal Agricultural
                          Mortgage Corp.*                    242,500             8,480,225
                          Metris Cos., Inc.                  830,500            28,818,350
                                                                               ===========
                          Total                                                 40,696,765
-------------------------------------------------------------------------------------------
Foods 0.38%               Performance Food
                          Group Co.*                         240,000             7,296,000
-------------------------------------------------------------------------------------------
Health & Personal         Healthcare Services
Care 1.00%                Group, Inc.*#                      758,050             6,253,913
                          Province Healthcare Co.*           350,000            12,775,000
                                                                               ===========
                          Total                                                 19,028,913
-------------------------------------------------------------------------------------------
Healthcare Drugs &
Pharmaceuticals
0.26%                     GalenHoldings plc ADR(a)            115,000            4,917,515
-------------------------------------------------------------------------------------------
Healthcare                Pharmaceutical Product
Facilities 1.75%          Development, Inc.*+                603,300            21,362,853
                          Renal Care Group, Inc.*            403,300            11,897,350
                                                                               ===========
                          Total                                                 33,260,203
-------------------------------------------------------------------------------------------
Healthcare                AdvancePCS*                        370,000            22,977,000
Management                Hooper Holmes, Inc.              1,828,460            10,495,360
Services 2.48%            Matria Healthcare, Inc.*#          475,775             9,396,557
                          PacifiCare Health
                          Systems, Inc.*+                    339,500          $  4,199,615
                                                                               ===========
                          Total                                                 47,068,532
-------------------------------------------------------------------------------------------
Homebuilding 3.14%        Beazer Homes USA, Inc.*+           112,700             8,222,592
                          Crossman
                          Communities, Inc.*+#               542,180            21,508,280
                          M.D.C. Holdings, Inc.              362,240            15,192,346
                          Pulte Homes, Inc.+                 105,600             4,383,456
                          Standard Pacific Corp.             435,200            10,253,312
                                                                               ===========
                          Total                                                 59,559,986
-------------------------------------------------------------------------------------------
Identification Control
& Filter Devices
0.25%                     Artesyn Technology, Inc.*          456,810             4,846,754
-------------------------------------------------------------------------------------------
Leisure Time 1.11%        American Classic
                          Voyages Co.*                       518,000               999,740
                          Bally Total Fitness
                          Holdings Corp.*+                   501,700            12,743,180
                            Championship Auto Racing
                          Teams,Inc.*                        456,730             7,421,863
                                                                               ===========
                          Total                                                 21,164,783
-------------------------------------------------------------------------------------------
Machinery: Oil Well       Cal Dive Intl., Inc.*              410,900             7,683,830
Equipment &               Core Laboratories N.V.*(a)         725,610            14,163,907
Services 1.82%            Seitel, Inc.*+                     736,960             9,948,960
                          Superior Energy
                          Services, Inc.*                    317,910             2,702,235
                                                                               ===========
                          Total                                                 34,498,932
-------------------------------------------------------------------------------------------
Machinery:                Flow Intl. Corp.*                  585,670             8,123,243
Specialty 1.37%           Helix Technology Corp.             122,600             3,241,544
                          Semitool, Inc.*                  1,108,200            14,572,830
                                                                               ===========
                          Total                                                 25,937,617
-------------------------------------------------------------------------------------------
Medical & Dental          Arrow Intl., Inc.+                 461,910            17,062,955
Instruments &             ATS Medical, Inc.*#              1,168,210            11,798,921
Supplies 4.96%            Bio-Rad Laboratories, Inc.*         45,200             2,214,348
                          Diagnostic Products Corp.          200,000             8,096,000
                          Molecular Devices Corp.*           176,760             3,674,664
                          Novoste Corp.*+                    201,500             4,586,140
                          Ocular Sciences, Inc.*             192,600             4,023,414
                          Orthofix Intl. N.V.*               648,680            17,449,492
                          Radiance Medical
                          Systems, Inc.*                     500,000             2,025,000
                          SonoSite, Inc.*                    383,900             6,046,425
                          Techne Corp.*                      347,600            10,181,204
                          Theragenics Corp.*                 653,540             6,999,413
                                                                               ===========
                          Total                                                 94,157,976
-------------------------------------------------------------------------------------------
Medical Services          Hanger Orthopedic
0.12%                     Group, Inc.*                       680,500             2,245,650
-------------------------------------------------------------------------------------------
Metals & Minerals:        North American
Miscellaneous 1.97%       Palladium Ltd.*(a)                 832,800             5,771,304
                          Stillwater Mining Co.*+          1,226,000            31,630,800
                                                                               ===========
                          Total                                                 37,402,104
-------------------------------------------------------------------------------------------
Office Furniture &
Business Equipment
0.40%                     MICROS Systems, Inc.*              392,120             7,567,916
-------------------------------------------------------------------------------------------
Oil: Crude                Cabot Oil & Gas Corp.              140,000             3,514,000
Producers 6.35%           Comstock Resources, Inc.*          357,800             2,619,096
                          Evergreen Resources, Inc.*         490,480            17,912,330
                          Exco Resources, Inc.*#             623,700            10,197,495

                  See Notes to Financial Statements.                          5




                        Schedule of Investments (continued)
                        July 31, 2001


                          Investments                          Shares                Value
==========================================================================================
                          Grey Wolf, Inc.*                   750,000          $  2,340,000
                          Louis Dreyfus Natural
                          Gas Corp.*                         604,000            19,702,480
                          Patina Oil & Gas Corp.             253,900             6,758,818
                          Prima Energy Corp.*                149,000             3,915,720
                          Remington Oil & Gas Corp.*         286,300             4,291,637
                          Stone Energy Corp.*                209,300             9,533,615
                          Unit Corp.*                        431,100             5,681,898
                          Vintage Petroleum, Inc.          1,373,660            25,481,392
                          XTO Energy, Inc.                   574,950             8,641,499
                                                                               ===========
                          Total                                                120,589,980
-------------------------------------------------------------------------------------------
Pollution Control and
Environmental
Services 0.11%            Ionics, Inc.*                       65,600             2,030,976
-------------------------------------------------------------------------------------------
Production Technology     Dionex Corp.*                      132,500             3,869,000
Equipment 0.90%           Electro Scientific
                          Industries, Inc.*+                 140,000             4,501,000
                          Rudolph Technologies, Inc.*+       175,000             7,262,500
                          Therma-Wave, Inc.*                  97,900             1,380,390
                                                                               ===========
                          Total                                                 17,012,890
-------------------------------------------------------------------------------------------
Publishing:
Miscellaneous 0.51%       Information Holdings, Inc.*        382,700             9,724,407
-------------------------------------------------------------------------------------------
Radio & TV                Regent
Broadcasters 0.40%        Communications, Inc.*            1,047,800             7,607,028
-------------------------------------------------------------------------------------------
Railroads 0.03%           RailWorks Corp.*+                  445,600               601,114
-------------------------------------------------------------------------------------------
Real Estate 0.25%         Catellus Development Corp.*        260,800             4,772,640
-------------------------------------------------------------------------------------------
REIT 0.43%                Healthcare Realty Trust, Inc.      312,900             8,179,206
-------------------------------------------------------------------------------------------
Restaurants 2.30%         Applebee's Intl., Inc.+            319,080             9,668,124
                          Jack in the Box, Inc.*             377,000            10,687,950
                          P.F. Chang's China
                          Bistro, Inc.*                      288,700            11,813,604
                          The Cheesecake
                          Factory, Inc.*+                    378,300            11,500,320
                                                                               ===========
                          Total                                                 43,669,998
-------------------------------------------------------------------------------------------
Retail 5.16%              American Eagle
                          Outfitters, Inc.*+                 203,200             7,467,600
                          CellStar Corp.*                  2,581,000             5,858,870
                          Cost Plus, Inc.*+                  297,245             8,391,226
                          Insight Enterprises, Inc.*+        844,670            17,324,182
                          MSC Industrial
                          Direct Co., Inc.*                1,247,700            21,822,273
                          Pacific Sunwear of
                          California, Inc.*                  747,350            16,366,965
                          Stage Stores, Inc.*              1,302,930                10,423
                          The Children's Place
                          Retail Stores,Inc.*                620,000            15,531,000
                          United Natural Foods, Inc.*+       238,200             5,285,658
                                                                               ===========
                          Total                                                 98,058,197
-------------------------------------------------------------------------------------------
Securities Brokerage
& Services 0.63%          NCO Group, Inc.*                   515,700            11,886,885
-------------------------------------------------------------------------------------------
Services:                 Aegis Communications
Commercial 8.77%          Group, Inc.*                     3,014,900             1,145,662
                          Butler Intl., Inc.*                152,000               456,000
                          Corporate Executive
                          Board Co.*                         900,000            37,413,000
                          Diamond Cluster Intl. Inc.*        578,050             5,942,354
                          First Consulting Group, Inc.*      308,500             2,375,450
                          G & K Services, Inc.               841,380            23,003,329
                          Iron Mountain, Inc.*               756,590        $   33,017,586
                          Jupiter Media Metrix, Inc.*        347,276               409,786
                          Labor Ready, Inc.*                 431,900             2,189,733
                          Lightbridge, Inc.*                 531,900             5,744,520
                          On Assigment, Inc.*+               431,300             8,095,501
                          Pegasus Solutions, Inc.*           932,265             8,297,159
                          Steiner Leisure Ltd.*+             645,390            17,180,282
                          Student Advantage, Inc.*+        1,389,700             2,709,915
                          Teletech Holdings, Inc.*         1,818,300            14,546,400
                          The Management Network
                          Group, Inc.*                       261,100             1,302,889
                          West Corp.*                        113,990             2,821,253
                                                                               ===========
                          Total                                                166,650,819
-------------------------------------------------------------------------------------------
Shoes 2.90%               Timberland Co.*                  1,226,500            42,988,825
                          Vans, Inc.*                        647,800            12,113,860
                                                                               ===========
                          Total                                                 55,102,685
-------------------------------------------------------------------------------------------
Telecommunications        Luminent, Inc.*+                   464,700             1,463,805
Equipment 1.51%           Metwave Communications
                          Corp.*+                            300,000               924,000
                          Plantronics, Inc.*+              1,239,100            26,330,875
                                                                               ===========
                          Total                                                 28,718,680
-------------------------------------------------------------------------------------------
Textiles Apparel          Cutter & Buck, Inc.*               480,800             2,822,296
Manufacturers 2.46%       Quicksilver, Inc.*               1,149,830            24,203,922
                          Tarrant Apparel Group*             775,840             3,879,200
                          The Sirena Apparel
                          Group, Inc.*#                      330,000                   330
                          Tropical Sportswear
                          Intl. Corp.*#                      835,500            15,866,145
                                                                               ===========
                          Total                                                 46,771,893
-------------------------------------------------------------------------------------------
Utilities: Telecom-       Illuminet Holdings, Inc.*           443,200           13,389,072
munications 1.01%         Intrado, Inc.*+                    200,000             4,482,000
                          Mpower Holding Corp.*+             542,000               428,180
                          TALK America
                          Holdings, Inc.*                  1,140,700               832,711
                                                                               ===========
                          Total                                                 19,131,963
-------------------------------------------------------------------------------------------
                          Total Common Stocks
                          (Cost $1,761,942,162)                              1,840,679,012
==========================================================================================
Convertible Preferred Security 0.57%
==========================================================================================
Oil:Crude                 EXCO Resources,Inc.# 5.00%
Producers 0.57%           (Cost $13,097,700)                  623,700           10,914,750
==========================================================================================
                                                     Principal Amount
Short-Term Investments 2.65%                                    (000)
-------------------------------------------------------------------------------------------
Commercial Paper          American Express Credit
2.55%                     3.90% due 8/1/2001               $   48,386           48,386,000
==========================================================================================
Demand Deposit            Bank of New York
0.10%                     2.35% due 8/1/2001                $   1,892            1,892,194
-------------------------------------------------------------------------------------------
                          Total Short-Term Investments
                          (Cost $50,278,194)                                    50,278,194
                            Total Investments 100.12%
                          (Cost $1,825,318,056)                             $1,901,871,956
==========================================================================================

                           * Non-income producing security.
                           + Security (or a portion of security) on loan.See Note 5.
                           # Affiliated issuer (holdings represent 5% or more of
                             the outstanding voting shares). Affiliated issuers have a total cost of
                             $147,850,134 and total value of $135,261,572. See Note 10.
                         (a) Foreign security.
                         (b) Fair valued security.
                             ADR- American Depository Receipt.
                             REIT- Real Estate Investment Trust.


6               See Notes to Financial Statements.





                 STATEMENT OF ASSETS AND LIABILITIES
                 July 31, 2001



 ASSETS:
    Investment in securities, at value (cost $1,825,318,056)                                                   $ 1,901,871,956
    Market value of collateral for securities loaned                                                               219,869,743
    Receivables:
        Interest and dividends                                                                                          44,351
        Investment securities sold                                                                                  12,716,872
        Capital shares sold                                                                                          1,825,077
    Prepaid expenses                                                                                                    18,884
-------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                                 2,136,346,883
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
    Securities lending collateral                                                                                  219,869,743
    Payables:
        Investment securities purchased                                                                              4,289,892
        Capital shares reacquired                                                                                    8,544,746
        Management fee                                                                                                 866,025
        12b-1 distribution fees                                                                                      1,752,387
        Directors' fees                                                                                                453,534
    Accrued expenses and other liabilities                                                                           1,003,191
-------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                              236,779,518
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                                     $1,899,567,365
-------------------------------------------------------------------------------------------------------------------------------

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                                                 1,831,473,770
 Accumulated net investment loss                                                                                      (307,884)
 Accumulated net realized loss on investments                                                                       (8,152,421)
 Net unrealized appreciation on investments                                                                         76,553,900
-------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                     $1,899,567,365
-------------------------------------------------------------------------------------------------------------------------------

 Net assets by class:
 Class A Shares                                                                                                 $1,070,737,222
 Class B Shares                                                                                                 $  228,279,406
 Class C Shares                                                                                                 $  168,691,184
 Class P Shares                                                                                                 $  121,443,710
 Class Y Shares                                                                                                 $  310,415,843

 Outstanding shares by class:
 Class A Shares                                                                                                     72,558,554
 Class B Shares                                                                                                     15,996,915
 Class C Shares                                                                                                     11,810,950
 Class P Shares                                                                                                      8,277,763
 Class Y Shares                                                                                                     20,773,404

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):
 Class A Shares - Net asset value                                                                                      $14.76
 Class A Shares - Maximum offering price (Net asset value plus sales charge of 5.75%)                                  $15.66
 Class B Shares - Net asset value                                                                                      $14.27
 Class C Shares - Net asset value                                                                                      $14.28
 Class P Shares - Net asset value                                                                                      $14.67
 Class Y Shares - Net asset value                                                                                      $14.94



                See Notes to Financial Statements.                              7



 STATEMENTS OF OPERATIONS



                                                                                           For the Period        For the
                                                                                          February 1, 2001     Year Ended
                                                                                          to July 31, 2001*   January 31, 2001
 Investment Income:
 Dividends                                                                                 $  1,365,851        $  5,996,555
 Interest                                                                                     1,298,992           4,281,335
 Security lending                                                                               165,723           1,286,975
----------------------------------------------------------------------------------------------------------------------------
 Total investment income                                                                      2,830,566          11,564,865
----------------------------------------------------------------------------------------------------------------------------

 Expenses:
 Management fee                                                                               4,987,304          13,440,784
 12b-1 distribution plan - Class A                                                            2,229,833           5,309,596
 12b-1 distribution plan - Class B                                                            1,187,791           3,270,073
 12b-1 distribution plan - Class C                                                              899,755           2,686,362
 12b-1 distribution plan - Class P                                                              286,830             744,658
 Shareholder servicing                                                                        1,939,886           4,897,570
 Reports to shareholders                                                                        297,199             386,241
 Registration                                                                                    91,788             166,930
 Professional                                                                                    55,725             108,734
 Directors' fees                                                                                 41,890             181,165
 Custody                                                                                          5,025              62,493
 Other                                                                                          555,009             453,707
----------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                              12,578,035          31,708,313
    Expense reductions                                                                          (35,141)            (81,782)
----------------------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                12,542,894          31,626,531
----------------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                                         (9,712,328)        (20,061,666)
----------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized loss:
 Net realized gain (loss) on investments                                                     64,596,592         (72,751,829)
 Net change in unrealized appreciation/depreciation on investments                         (376,329,675)       (178,525,658)
----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                                           (311,733,083)       (251,277,487)
----------------------------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting From Operations                                     $(321,445,411)      $(271,339,153)
----------------------------------------------------------------------------------------------------------------------------

*The Fund changed its fiscal year-end from January 31 to July 31.

8                See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS




                                                                            Period Ended         Year Ended          Year Ended
                                                                              July 31,           January 31,         January 31,
INCREASE (DECREASE) IN NET ASSETS                                              2001*               2001                2000
Operations:
 Net investment loss                                                     $   (9,712,328)      $ (20,061,666)      $ (15,032,329)
 Net realized gain (loss) on investments                                     64,596,592         (72,751,829)        166,079,323)
 Net change in unrealized appreciation/depreciation on investments         (376,329,675)       (178,525,658)        365,192,815)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations           (321,445,411)       (271,339,153)        516,239,809
--------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from net realized gain:
 Class A                                                                             -          (60,268,649)        (47,584,340)
 Class B                                                                             -          (13,727,066)        (10,846,801)
 Class C                                                                             -          (11,457,072)         (8,384,959)
 Class P                                                                             -           (6,119,360)         (3,577,192)
 Class Y                                                                             -          (12,868,402)         (6,657,438)
--------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                 -         (104,440,549)        (77,050,730)
--------------------------------------------------------------------------------------------------------------------------------

 Capital share transactions:
 Net proceeds from sales of shares                                          243,512,172         661,706,731       1,687,911,437
 Reinvestment of distributions                                                       -          101,307,452          74,545,000
 Cost of shares reacquired                                                 (352,793,503)       (969,621,781)       (633,167,138)
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
 resulting from capital share transactions                                 (109,281,331)       (206,607,598)      1,129,289,299
--------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets                                     (430,726,742)       (582,387,300)      1,568,478,378
--------------------------------------------------------------------------------------------------------------------------------

 NET ASSETS:
 Beginning of period                                                      2,330,294,107       2,912,681,407       1,344,203,029
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                           $1,899,567,365      $2,330,294,107      $2,912,681,407
--------------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                         $     (307,884)        $  (335,010)        $  (368,411)
--------------------------------------------------------------------------------------------------------------------------------

*The Fund changed its fiscal year-end from January 31 to July 31.

                See Notes to Financial Statements.                             9


 Financial Highlights

                                                          2/1/2001                               Year Ended 1/31
                                                              to      -------------------------------------------------------------
                                                          7/31/2001*    2001           2000        1999          1998        1997
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period                     $17.10        $19.55         $16.25      $14.27        $12.80      $11.49
-----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment loss                                       (.07)(a)      (.12)(a)     (.11)(a)  (.07)(a)     (.10)(a)     (.03)
   Net realized and unrealized gain (loss) on investments   (2.27)        (1.61)        4.10      2.10         3.16         3.12
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                       (2.34)        (1.73)        3.99      2.03         3.06         3.09
-----------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from net realized gain        -             (.72)        (.69)     (.05)       (1.59)       (1.78)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $14.76        $17.10       $19.55    $16.25       $14.27       $12.80
-----------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                          (13.68)%(d)     (9.37)%      25.33%    14.24%       24.38%       28.35%

 Ratios to Average Net Assets
   Expenses, including expense reduction                    .61%(d)        1.11%        1.20%      .98%        1.06%        1.10%
   Expenses, excluding expense reduction                    .61%(d)        1.11%        1.20%      .98%        1.06%        1.10%
   Net investment loss                                     (.46)%(d)       (.66)%       (.64)%    (.46)%       (.72)%       (.67)%




                                                        2/1/2001                       Year Ended 1/31                  8/1/1996(c)
                                                           to       ------------------------------------------------       to
                                                       7/31/2001*       2001       2000        1999           1998      1/31/1997
 Per Share Operating Performance (Class B Shares)

 Net asset value, beginning of period                   $16.58       $19.09       $15.98       $14.12       $12.75       $12.14
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment loss                                    (.11)(a)     (.23)(a)     (.21)(a)     (.17)(a)     (.20)(a)     (.05)
   Net realized and unrealized gain
    (loss) on investments                                (2.20)       (1.56)        4.01         2.06         3.14         2.28
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                    (2.31)       (1.79)        3.80         1.89         2.94         2.23
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from net realized gain     -            (.72)        (.69)        (.03)       (1.57)       (1.62)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $14.27       $16.58       $19.09       $15.98       $14.12       $12.75
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                      (13.93)%(d)     (9.92)%      24.55%       13.37%       23.48%       19.43%(d)

 Ratios to Average Net Assets
   Expenses, including expense reduction                 .91%(d)       1.75%        1.79%        1.72%        1.76%         .93%(d)
   Expenses, excluding expense reduction                 .91%(d)       1.75%        1.79%        1.72%        1.76%         .93%(d)
   Net investment loss                                  (.76)%(d)     (1.31)%      (1.24)%      (1.19)%      (1.39)%       (.73)%(d)


                                                      2/1/2001                       Year Ended 1/31                  8/1/1996(c)
                                                         to       ------------------------------------------------       to
                                                     7/31/2001*       2001       2000        1999           1998      1/31/1997
 Per Share Operating Performance  (Class C Shares)
 Net asset value, beginning of period                   $16.60        $19.11       $16.00       $14.13       $12.75       $12.14
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment loss                                    (.11)(a)      (.23)(a)     (.21)(a)     (.17)(a)     (.19)(a)     (.05)
   Net realized and unrealized gain
    (loss) on investments                                (2.21)        (1.56)        4.01         2.07         3.14         2.28
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                    (2.32)        (1.79)        3.80         1.90         2.95         2.23
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from net realized gain       -           (.72)        (.69)        (.03)       (1.57)       (1.62)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $14.28        $16.60       $19.11       $16.00       $14.13       $12.75
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                        (13.98)%(d)    (9.86)%      24.45%       13.43%       23.55%       19.43%(d)

 Ratios to Average Net Assets
   Expenses, including expense reduction                  .91%(d)      1.75%        1.79%        1.72%        1.71%         .93%(d)
   Expenses, excluding expense reduction                  .91%(d)      1.75%        1.79%        1.72%        1.71%         .93%(d)
   Net investment loss                                   (.76)%(d)    (1.31)%      (1.24)%      (1.20)%      (1.34)%      (.73)%(d)

 *The Fund changed its fiscal year-end from January 31 to July 31.


10              See Notes to Financial Statements.


 Financial Highlights (continued)

                                                            2/1/2001                 Year Ended 1/31             1/5/1998(c)
                                                               to       -----------------------------------------     to
                                                           7/31/2001*       2001       2000        1999           1/31/1998
Per Share Operating Performance (Class P Shares)
 Net asset value, beginning of period                         $17.00        $19.46       $16.19       $14.26       $14.38
---------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment loss                                          (.07)(a)      (.14)(a)     (.12)(a)     (.10)(a)     (.01)(a)
   Net realized and unrealized gain (loss) on investments      (2.26)        (1.60)        4.08         2.08         (.11)
-----------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                          (2.33)        (1.74)        3.96         1.98         (.12)
-----------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from net realized gain              -          (.72)        (.69)        (.05)           -
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $14.67        $17.00       $19.46       $16.19       $14.26
-----------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                           (13.71)%(d)       (9.47)%      25.24%       13.89%       (.83)%(d)

 Ratios to Average Net Assets
   Expenses, including expense reduction                      .63%(d)        1.20%        1.25%        1.17%         .08%(d)
   Expenses, excluding expense reduction                      .63%(d)        1.20%        1.25%        1.17%         .08%(d)
   Net investment loss                                       (.49)%(d)       (.76)%       (.70)%       (.70)%       (.05)%(d)



                                                            2/1/2001                 Year Ended 1/31             12/30/1997(c)
                                                               to       -----------------------------------------     to
                                                           7/31/2001*       2001         2000           1999        1/31/1998
 Per Share Operating Performance (Class Y Shares)
 Net asset value, beginning of period                      $17.28        $19.70         $16.30         $14.27        $14.12
-----------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment loss                                      (.04)(a)       (.06)(a)      (.05)(a)       (.03)(a)        -(a)(e)
   Net realized and unrealized gain (loss) on investments  (2.30)         (1.64)          4.14           2.11           .15
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                       (2.34)        (1.70)          4.09           2.08           .15
-----------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from net realized gain          -           (.72)          (.69)          (.05)         -
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $14.94         $17.28        $19.70         $16.30         $14.27
-----------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                           (13.54)%(d)     (9.13)%       25.88%         14.59%          1.06%(d)

 Ratios to Average Net Assets
   Expenses, including expense reduction                     .41%(d)        .75%          .81%           .72%           .06%(d)
   Expenses, excluding expense reduction                     .41%(d)        .75%          .81%           .72%           .06%(d)
   Net investment loss                                      (.26)%(d)      (.31)%        (.26)%         (.22)%         (.02)%(d)




                                                 2/1/2001                             Year Ended 1/31
                                                    to       -------------------------------------------------------------------
                                                7/31/2001*       2001         2000           1999           1998          1997
 Supplemental Data for All Classes:
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)              $1,899,567    $2,330,294     $2,912,681     $1,344,203      $553,086    $330,358
   Portfolio turnover rate                      22.14%         37.86%        50.13%         30.89%         33.60%        42.35%
------------------------------------------------------------------------------------------------------------------------------
(a)  Calculated using average shares outstanding during the period.
(b)  Total return  does not  consider  the  effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d)  Not annualized.
(e)  Amount is less than $.01.

  *The Fund changed its fiscal year-end from January 31 to July 31.


See Notes to Financial Statements.                                       11

Notes to Financial Statements

1.  Organization

Lord Abbett Developing Growth Fund Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management company incorporated under Maryland law on July 11, 1973. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

The Company changed its fiscal year-end fromJanuary 31 to July 31. Accordingly, the financial statements of the Company cover a six-month period from February 1, 2001 to July 31, 2001.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions - Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.


(c) Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) Federal Taxes - It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) Expenses - Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.


3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The management fee is based on average daily net assets at the following annual rates:


--------------------------------------------------------------------------------
First $100 million                    .75%
Over $100 million                     .50%

The Company, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Agreement with Alpha Series of Lord Abbett Securites Trust ("Alpha Series")pursuant to which the Underlying Funds will pay a portion of the expenses of Alpha Series in proportion to the average daily value of shares owned by Alpha Series. Accrued expenses and other liabilities include $165,336 and other expenses include $178,142 pursuant to this Servicing Agreement.

12b-1 Plans
The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                          Class A      Class B         Class C       Class P
--------------------------------------------------------------------------------
Service                       .25%(1)      .25%      up to .25%(3)         .20%
Distribution                  .10%(2)      .75%      up to .75%(3)(4)      .25%
Quarterly service fee           -            -       up to .25%(5)            -
Quarterly distribution fee      -            -       up to .75%(5)            -

(1) Annual service fee of shares sold prior to June 1, 1990 is 0.15% of the average daily net asset value. (2) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. (3) Paid at the time such shares are sold.
(4) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualified purchases, which is generally amortized over a one-year period. (5) Paid at each quarter-end after the first anniversary of the sale of such shares. Class Y does not have a distribution plan.

Commissions
Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the period ended July 31, 2001:

Distributor Commissions  Dealers Concessions
--------------------------------------------
$38,175                             $224,244

Certain of the Company's officers and Directors have an interest in Lord Abbett.



4.  DISTRIBUTIONS

Dividends from net investment income, if any, are declared and distributed to shareholders at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. At July 31, 2001, the Company had a capital loss carryforward of $8,063,185 which will expire in 2008. Dividends and distributions to shareholders are recorded on the ex-dividend date.



5.  PORTFOLIO SECURITIES TRANSACTIONS

The Company may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.
As of July 31, 2001, the value of securities loaned was $208,548,146. These loans were collateralized by cash of $219,869,743 which is invested in a restricted money market account. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Purchases and sales of investment securities (other than short-term investments) are as follows for the period ended July 31, 2001:

Purchases                              Sales
----------------------------------------------
$422,358,352                    $542,281,345

As of July 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes were as follows:

                            Gross                 Gross                  Net
                       Unrealized           Unrealized            Unrealized
Tax Cost              Appreciation         Depreciation         Appreciation
-----------------------------------------------------------------------------
$1,825,204,164        $460,613,964        $(383,946,172)          $76,667,792

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred losses on wash sales, and return of capital on Real Estate Investment Trusts.

6.  Certain Reclassifications

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are either considered temporary or permanent in nature. Permanent items identified during the period ended July 31, 2001 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated
Net Investment Loss    Paid-In Capital
Increase                 (Decrease)
-------------------------------------
$9,739,454             ($9,739,454)


7.  Directors' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors.



8.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.



9.  Line of Credit

The Company, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At July 31, 2001 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.



10. Transactions with affiliated companies

An affiliated company is a company in which the Company has ownership of at least 5% of the voting securities of the underlying issuer. Transactions during the period with companies that are affiliates are as follows:

                                                                                                                        Realized
                                           Balance of                                   Balance of                     Gain (Loss)
                                          Shares Held         Gross         Gross      Shares Held        Value at      2/1/2001 to
Affiliates                                at 1/31/2001      Purchases       Sales     at 7/31/2001       7/31/2001      7/31/2001
---------------------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc.                        1,158,500             -             -        1,158,500    $ 17,145,800            $ -
ATS Medical, Inc.                           1,170,510             -        (2,300)       1,168,210      11,798,921          1,860
Comtech Telecommunications Corp.              496,100             -        (2,400)         493,700       7,183,335         (5,851)
Crossman Communities, Inc.                    546,680             -        (4,500)         542,180      21,508,280         42,656
EXCO Resources, Inc.                          623,700       623,700             -        1,247,400      21,112,245              -
Healthcare Services Group, Inc.               758,050             -             -          758,050       6,253,913              -
Matria Healthcare, Inc.                       479,875             -        (4,100)         475,775       9,396,557        (42,376)
Orbital Sciences Corp.                      1,950,350             -        (6,300)       1,944,050       6,026,555        (32,468)
Radisys Corp.                                 937,720             -        (5,100)         932,620      18,969,491         (5,742)
The Sirena Apparel Group, Inc.                330,000             -             -          330,000             330              -
Tropical Sportswear Intl. Corp.               885,000             -       (49,500)         835,500      15,866,145       (322,739)
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 $135,261,572      $(364,660)
---------------------------------------------------------------------------------------------------------------------------------

11. Summary of Capital transactions

The Company has authorized 1 billion shares of $0.001 par value capital stock designated as follows: 875 million Class A shares, 40 million Class B shares, 25 million Class C shares, 30 million Class P shares and 30 million Class Y shares.

                                     Period Ended July 31, 2001*  Year Ended January 31, 2001    Year Ended January 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
Class A  Shares                        Shares           Amount          Shares            Amount          Shares         Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                         8,638,328    $ 128,202,838      21,017,242     $ 387,340,224      58,432,866  $ 986,611,558
Reinvestment of distributions               -                -       2,893,569        58,652,655       2,758,541     46,297,955
Shares reacquired                 (12,681,372)    (187,222,040)    (36,424,839)     (667,062,403)    (26,498,985)  (444,560,815)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                (4,043,044)   $ (59,019,202)    (12,514,028)    $(221,069,524)     34,692,422  $ 588,348,698
-------------------------------------------------------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                           472,470     $  6,696,451       1,350,215     $  23,927,365       8,603,561  $ 139,812,675
Reinvestment of distributions               -                -         653,838        12,926,381         620,420     10,205,850
Shares reacquired                  (1,929,563)     (27,515,081)     (3,570,240)      (61,193,609)     (2,533,652)   (41,518,036)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                (1,457,093)   $ (20,818,630)     (1,566,187)    $ (24,339,863)      6,690,329  $ 108,500,489
-------------------------------------------------------------------------------------------------------------------------------

Class C Shares
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                           304,882     $  4,347,764       1,617,291     $  28,892,418      10,236,907  $ 166,790,981
Reinvestment of distributions               -                -         546,641        10,818,021         474,086      7,867,443
Shares reacquired                  (2,063,623)     (29,280,041)     (4,422,007)      (75,785,213)     (3,122,165)   (51,382,164)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                (1,758,741)   $ (24,932,277)     (2,258,075)    $ (36,074,774)      7,588,828  $ 123,276,260
-------------------------------------------------------------------------------------------------------------------------------

Class P Shares
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                         1,582,059    $  23,240,779       5,582,169     $ 103,483,252       7,183,500  $ 123,901,578
Reinvestment of distributions               -                -         301,261         6,079,444         209,735      3,538,760
Shares reacquired                  (2,479,703)     (36,358,297)     (4,702,686)      (83,463,435)     (2,836,163)   (48,311,912)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                  (897,644)   $ (13,117,518)      1,180,744    $   26,099,261       4,557,072  $  79,128,426
-------------------------------------------------------------------------------------------------------------------------------

Class Y Shares                                                                                     Period Ended January 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                         5,381,266    $  81,024,340       6,471,783     $ 118,063,472      15,525,460  $ 270,794,645
Reinvestment of distributions               -                -         627,737        12,830,951         381,945      6,634,992
Shares reacquired                  (4,879,087)     (72,418,044)     (4,559,875)      (82,117,121)     (2,804,864)   (47,394,211)
-------------------------------------------------------------------------------------------------------------------------------
Increase                              502,179    $   8,606,296       2,539,645     $  48,777,302      13,102,541  $ 230,035,426
-------------------------------------------------------------------------------------------------------------------------------

*For the period February 1, 2001 to July 31, 2001.

--------------------------------------------------------------------------------
The Board of Directors and Shareholders,
Lord Abbett Developing Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Developing Growth Fund, Inc. (the "Company"), including the schedule of investments, as of July 31, 2001, and the related statements of operations for the six month period then ended and for the year ended January 31, 2001 and the statements of changes in net assets, for the period then ended and for the years ended January 31, 2001 and 2000, and financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Developing Growth Fund, Inc. as of July 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

New York, New York

/s/ Deloitte & Touche LLP

September 20, 2001
Independent Auditors' Report




--------------------------------------------------------------------------------

LORD ABBETT DEVELOPING GROWTH FUND

Robert S. Dow
Chairman and President of the
Fund, Managing Partner,
Lord, Abbett & Co.

E. Thayer Bigelow
Former President and
Chief Executive Officer,
Time Warner Cable Programming

William H.T. Bush
Chairman of the Board,
Bush-O'Donnell & Company


Robert B. Calhoun, Jr.
Managing Director,
Monitor Clipper Partners

Stewart S. Dixon
Partner,
Wildman, Harrold, Allen & Dixon

Franklin W. Hobbs
Former Chairman,
Warburg Dillon Read


C. Alan MacDonald
Former President and
Chief Executive Officer,
Nestle Foods Corporation

Thomas J. Neff
Chairman,
Spencer Stuart

FUND OFFICERS

Robert S. Dow
Chairman and President

Stephen J. McGruder
Executive Vice President

Paul A. Hilstad
Vice President and Secretary

Daniel E. Carper
Vice President

Robert G. Morris
Vice President

Joan A. Binstock
Vice President

Lesley-Jane Dixon
Vice President

Lawrence H. Kaplan
Vice President and
Assistant Secretary

John J. DiChiaro
Vice President

A. Edward Oberhaus III
Vice President

Tracie E. Richter
Vice President

Francie W. Tai
Treasurer

Lydia Guzman
Assistant Secretary

Robert M. Hickey
Assistant Secretary



INVESTMENT MANAGER AND UNDERWRITER--
Lord, Abbett & Co. and
Lord Abbett Distributor LLC
Jersey City, NJ

CUSTODIAN--
The Bank of New York
New York, NY

TRANSFER AGENT--
UMB, N.A.
Kansas City, MO

SHAREHOLDER SERVICING AGENT--
DST Systems, Inc.
Kansas City, MO

INDEPENDENT AUDITORS--
Deloitte & Touche LLP
New York, NY

COUNSEL--
Wilmer, Cutler & Pickering


Copyright (c) 2001 by Lord Abbett Developing Growth Fund, Inc. 90 Hudson Street, Jersey City, NJ 07302-3973 This publication, when not used for the general information of shareholders of Lord Abbett Developing Growth Fund, Inc., is to be distributed only if preceded or accompanied by a current Prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the United States of America.

Dear Fellow Shareholder:

                                     [PHOTO]

For more than seven decades, a hallmark of Lord Abbett has been our determination to produce consistent performance for shareholders whether markets are rising or falling. The past year was no exception. In what was widely regarded as one of the most challenging years for financial markets, many Lord Abbett Funds received widespread recognition and awards for superior performance.

     While this public recognition is gratifying, we measure our success solely on how well we meet the needs of you, our clients. We are committed to client partnership. Our independence as a Firm allows us to focus on our clients' needs instead of those of a parent company. We emphasize teamwork among our managers to develop investment solutions for our clients. We offer opportunity within the Firm to nurture and retain the best investment talent in the industry. Finally, we insist on the highest integrity in all we propose and do.

     We thank you for the confidence you have expressed in us and for the opportunity to help build your investment portfolio.

Sincerely,

/s/ Robert S. Dow

Robert S. Dow
Chairman

Investing in the Lord Abbett Family of Funds



Growth Funds                Growth &            Income Funds              Tax-Free Funds     Money
                            Income Funds                                                     Market Fund

All Value Fund              Affiliated Fund     Bond-Debenture Fund       o California        U.S. Government
                                                                          o Connecticut       Money Market Fund(2)(3)
Alpha Fund                  Balanced Fund       Core Fixed Income Fund    o Florida
                                                                          o Georgia
Global Equity Fund          Large-Cap           Global Income Fund        o Hawaii
                            Research Fund                                 o Michigan
Growth                                          High Yield Fund           o Minnesota
Opportunities Fund                                                        o Missouri
                                                Limited Duration          o National
International Fund                              U.S. Government Fund(2)   o New Jersey
                                                                          o New York
Large-Cap Growth Fund                           Total Return Fund         o Pennsylvania
                                                                          o Texas
Mid-Cap Value Fund                              U.S. Government Fund(2)   o Washington
                                                World Bond-
Small-Cap Blend Fund                            Debenture Fund

Developing
Growth Fund(1)

Small-Cap Value Fund(1)




For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Read it carefully before investing.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-hour Automated Shareholder Service Line: 800-865-7582
Website: www.LordAbbett.com


(1) Lord Abbett Developing Growth Fund and Lord Abbett Small-Cap Value Fund are closed to new investors.

(2) An investment in this Fund is neither insured nor guaranteed by the U.S. government.

(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share. Finding the right mutual fund can be confusing. At Lord Abbett, we believe that your Investment Professional provides value in helping you identify and understand your investment objectives and, ultimately, offering Fund recommendations suitable for your individual needs.

[LOGO]

  Lord Abbett Mutual Fund shares are distributed by:
              LORD ABBETT DISTRIBUTOR LLC                            LADG-2-701
90 Hudson Street o Jersey City, New Jersey 07302-3973                    (9/01)